Summary of Significant Accounting Policies - Additional Information (Detail)	1 Months Ended
	May 31, 2018	Jun. 30, 2021	Jun. 30, 2020
ARS [Member]
Disclosure Of Exchange Rates [line items]
Closing exchange rate for translation of financial statements		95.730147	70.454990
Bottom of range [member] | Argentina [member]
Disclosure Of Exchange Rates [line items]
Cumulative inflation rate	100.00%